Defined Benefit Pension Plans Accumulated Benefit Obligation Additional Details (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	$ 85,000
Defined Benefit Plan, Accumulated Benefit Obligation	$ 65,800,000	$ 65,900,000